Financial Assets at Fair Value Through Other Comprehensive Income - Securities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets
The fair value and corresponding gross carrying amount of Financial Assets at Fair Value Through Other Comprehensive Income - Securities assets are as follows:

	12/31/2020				12/31/2019
	Gross carrying amount	Fair value adjustments (in stockholders’ equity) (2)	Expected loss	Fair value	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Expected loss	Fair value
Brazilian government securities (1a)	65,235	2,714	—	67,949	48,718	2,014	—	50,732
Other government securities	36	—	(36)	—	36	—	(36)	—
Government securities – abroad (1b)	34,365	38	(1)	34,402	20,638	(64)	(3)	20,571
Germany	—	—	—	—	23	—	—	23
Colombia	3,913	73	—	3,986	3,851	27	—	3,878
Chile	21,639	12	—	21,651	11,119	89	—	11,208
United States	3,751	(1)	—	3,750	2,758	(2)	—	2,756
Italy	—	—	—	—	328	1	—	329
Mexico	1,180	1	—	1,181	—	—	—	—
Paraguay	3,008	(60)	(1)	2,947	1,957	(174)	(3)	1,780
Uruguay	874	13	—	887	602	(5)	—	597
Corporate securities (1c)	7,799	(152)	(56)	7,591	5,308	96	(47)	5,357
Shares	1,640	(258)	—	1,382	83	66	—	149
Bank deposit certificates	305	2	—	307	2,371	—	—	2,371
Securitized real estate loans	—	—	—	—	25	1	—	26
Debentures	956	(23)	(44)	889	387	(10)	(43)	334
Eurobonds and other	4,895	127	(9)	5,013	2,439	39	(1)	2,477
Other	3	—	(3)	—	3	—	(3)	—

Total	107,435	2,600	(93)	109,942	74,700	2,046	(86)	76,660

(1)
Financial assets at fair value through other comprehensive income - Securities pledged in guarantee of funding transactions of financial institutions and customers were: a) R$ 35,203 (R$ 27,864 at 12/31/2019), b) R$ 2,398 (R$ 590 at 12/31/2019) and c) R$ 518, totaling R$ 38,119 (R$ 28,454 at 12/31/2019).

(2)
In the period, the result of Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the COVID-19 pandemic on the macroeconomic scenario in the period (Note 33a).

Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income-Securities by Maturity
The gross carrying amount and the fair value of financial assets through other comprehensive income - securities by maturity are as follows:

	12/31/2020		12/31/2019
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	33,094	32,872	10,258	10,272
Non-stated maturity	1,640	1,382	83	149
Up to one year	31,454	31,490	10,175	10,123
Non-current	74,341	77,070	64,442	66,388
From one to five years	52,825	54,452	45,704	46,456
From five to ten years	14,084	14,852	11,101	11,649
After ten years	7,432	7,766	7,637	8,283

Total	107,435	109,942	74,700	76,660

Summary of Equity Instruments at Fair Value Through Other Comprehensive Income-Securities
Equity instruments at fair value through other comprehensive income- securities are presented in the table below:

	12/31/2020
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value
Shares	1,640	(258)	—	1,382

Total	1,640	(258)	—	1,382

	12/31/2019
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value
Shares	83	66	—	149

Total	83	66	—	149

ITAÚ UNIBANCO HOLDING adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a certain market.

	12/31/2020		12/31/2019
	Gross carrying amount	Fair Value	Gross carrying amount	Fair Value
Current	1,640	1,382	83	149
Non-stated maturity	1,640	1,382	83	149

Summary of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument-Securities, Segregated by Stages
Reconciliation of expected loss for Other financial assets, segregated by stages:

Stage 1	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss 12/31/2020
Financial assets at fair value through other comprehensive income	(86)	(8)	(17)	18	—	—	—	—	(93)

Brazilian government securities	(36)	—	—	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	—	—	(36)
Government securities - abroad	(3)	2	(1)	1	—	—	—	—	(1)
Corporate securities	(47)	(10)	(16)	17	—	—	—	—	(56)
Debentures	(43)	—	(1)	—	—	—	—	—	(44)
Eurobonds and other	(1)	(10)	(15)	17	—	—	—	—	(9)
Other	(3)	—	—	—	—	—	—	—	(3)

Stage 1	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss 12/31/2019
Financial assets at fair value through other comprehensive income	(85)	—	(1)	—	—	—	—	—	(86)

Brazilian government securities	(36)	—	—	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	—	—	(36)
Government securities - abroad	—	(2)	(1)	—	—	—	—	—	(3)
Corporate securities	(49)	2	—	—	—	—	—	—	(47)
Debentures	(43)	—	—	—	—	—	—	—	(43)
Eurobond and other	(3)	2	—	—	—	—	—	—	(1)
Other	(3)	—	—	—	—	—	—	—	(3)